Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Administrative Shares Prospectus | administrative shares
Prospectus [Line Items]
Annual Return [Percent]	4.94%	1.57%	0.01%	0.52%	2.23%	1.94%	0.96%	0.24%	0.01%	none
Administrative Shares Prospectus | dreyfus government cash management - Administrative Shares
Prospectus [Line Items]
Annual Return [Percent]	4.93%	1.47%	0.03%	0.31%	1.99%	1.62%	0.69%	0.14%	0.01%	0.01%
Administrative Shares Prospectus | Dreyfus Government Securities Cash Management - Administrative Shares
Prospectus [Line Items]
Annual Return [Percent]	4.86%	1.36%	0.01%	0.31%	1.91%	1.58%	0.63%	0.08%	none	none
Administrative Shares Prospectus | Administrative Shares
Prospectus [Line Items]
Annual Return [Percent]	4.92%	1.48%	0.02%	0.29%	1.96%	1.62%	0.65%	0.10%	0.01%	0.01%
Administrative Shares Prospectus | Administrative Shares
Prospectus [Line Items]
Annual Return [Percent]	4.84%	1.34%	0.01%	0.31%	1.93%	1.59%	0.61%	0.07%	none	none
Institutional Shares Prospectus | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	5.07%	1.66%	0.04%	0.62%	2.33%	2.05%	1.05%	0.34%	0.05%	0.03%
Institutional Shares Prospectus | dreyfus government cash mangement - Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	5.03%	1.54%	0.03%	0.37%	2.09%	1.73%	0.79%	0.24%	0.02%	0.01%
Institutional Shares Prospectus | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	4.97%	1.44%	0.01%	0.37%	2.01%	1.68%	0.73%	0.20%	none	none
Institutional Shares Prospectus | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	5.03%	1.56%	0.02%	0.34%	2.06%	1.72%	0.75%	0.20%	0.02%	0.01%
Institutional Shares Prospectus | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	4.94%	1.42%	0.01%	0.36%	2.03%	1.69%	0.72%	0.17%	none	none
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	3.19%	1.02%	0.01%	0.40%	1.32%	1.25%	0.59%	0.23%	0.01%	0.01%
Investor Shares Prospectus | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	4.74%	1.44%	none	0.41%	2.09%	1.79%	0.80%	0.10%	none	none
Investor Shares Prospectus | dreyfus government cash management - Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	4.77%	1.36%	0.03%	0.26%	1.84%	1.47%	0.54%	0.03%	0.01%	0.01%
Investor Shares Prospectus | Dreyfus Government Securities Cash Management - Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	4.71%	1.25%	0.01%	0.26%	1.76%	1.43%	0.47%	0.01%	none	none
Investor Shares Prospectus | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	4.77%	1.37%	0.02%	0.24%	1.81%	1.47%	0.50%	0.02%	0.01%	0.01%
Investor Shares Prospectus | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	4.68%	1.23%	0.01%	0.26%	1.77%	1.43%	0.47%	0.01%	none	none
Participant Shares Prospectus | Dreyfus Government Cash Management - Participant Shares
Prospectus [Line Items]
Annual Return [Percent]	4.62%	1.25%	0.03%	0.23%	1.68%	1.32%	0.39%	0.01%	0.01%	0.01%
Participant Shares Prospectus | Dreyfus Government Securities Cash Management - Participant Shares
Prospectus [Line Items]
Annual Return [Percent]	4.55%	1.16%	0.01%	0.22%	1.61%	1.28%	0.33%	0.01%	none	none
Participant Shares Prospectus | Participant Shares
Prospectus [Line Items]
Annual Return [Percent]	4.61%	1.27%	0.02%	0.21%	1.65%	1.32%	0.35%	0.01%	0.01%	0.01%
Participant Shares Prospectus | Participant Shares
Prospectus [Line Items]
Annual Return [Percent]	4.53%	1.13%	0.01%	0.22%	1.62%	1.28%	0.32%	0.01%	none	none
Service Shares Prospectus | Dreyfus Government Cash Management - Service Shares
Prospectus [Line Items]
Annual Return [Percent]	4.20%	1.00%	0.03%
Service Shares Prospectus | Service Shares
Prospectus [Line Items]
Annual Return [Percent]	4.20%	1.02%	0.02%
Service Shares Prospectus | Service Shares
Prospectus [Line Items]
Annual Return [Percent]	4.11%	0.89%	0.01%
Wealth Shares Prospectus | Dreyfus Government Cash Management - Wealth Shares
Prospectus [Line Items]
Annual Return [Percent]	4.77%	1.35%	0.03%
Wealth Shares Prospectus | Wealth Shares
Prospectus [Line Items]
Annual Return [Percent]	4.77%	1.37%	0.02%
Wealth Shares Prospectus | Wealth Shares
Prospectus [Line Items]
Annual Return [Percent]	4.67%	1.22%	0.01%